Provisions	12 Months Ended
Jun. 30, 2022
Samarco dam failure [member]
Statement [Line Items]
Provisions
4    Significant events – Samarco dam failure
On 5 November 2015, the Samarco Mineração S.A. (Samarco) iron ore operation in Minas Gerais, Brazil, experienced a tailings dam failure that resulted in a release of mine tailings, flooding the communities of Bento Rodrigues, Gesteira and Paracatu and impacting other communities downstream (the Samarco dam failure). Refer to section on ‘Samarco’ in the Operating and Financial Review.
Samarco is jointly owned by BHP Billiton Brasil Ltda (BHP Brasil) and Vale S.A. (Vale). BHP Brasil’s 50 per cent interest is accounted for as an equity accounted joint venture investment. BHP Brasil does not separately recognise its share of the underlying assets and liabilities of Samarco, but instead records the investment as one line on the balance sheet. Each period, BHP Brasil recognise
d
 its 50 per cent share of Samarco’s profit or loss
and adjust
ed
 the carrying value of the investment in Samarco accordingly. Such adjustment continue
d
 until the investment carrying value
was
reduced
to US$ nil, with any additional share of Samarco losses only recognised to the extent that BHP Brasil has an obligation to fund the losses. After applying equity accounting, any remaining carrying value of the investment is tested for impairment.
Any charges relating to the Samarco dam failure incurred directly by BHP Brasil or other BHP entities are recognised 100 per cent in the Group’s results.
The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2022 are shown in the tables below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	2022	2021	2020
	US$M	US$M	US$M
Income statement
Other income 1	–	34	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure 2	(66)	(46)	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense 3	–	(111)	(95)
Samarco Germano dam decommissioning 4	68	(15)	46
Samarco dam failure provision 5	(663)	(1,000)	(459)
Fair value change on forward exchange derivatives 6	(81)	136	–

Loss from operations	(742)	(1,002)	(83)
Net finance costs 7	(290)	(85)	(93)

Loss before taxation	(1,032)	(1,087)	(176)
Income tax expense 8	(31)	(71)	–

Loss after taxation	(1,063)	(1,158)	(176)

Balance sheet movement
Trade and other payables	(1)	(5)	(5)
Derivatives	(160)	136	–
Tax liabilities	(31)	(71)	–
Provisions	(629)	(741)	(137)

Net liabilities	(821)	(681)	(142)

		2022		2021		2020
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(1,032)		(1,087)		(176)
Adjustments for:
Samarco impairment expense 3	–		111		95
Samarco Germano dam decommissioning 4	(68)		15		(46)
Samarco dam failure provision 5	663		1,000		459
Fair value change on forward exchange derivatives 6	81		(136)		–
Proceeds of cash management related instruments	79		–		–
Net finance costs 7	290		85		93
Changes in assets and liabilities:
Trade and other payables	1		5		5

Net operating cash flows		14		(7)		430

Net investment and funding of equity accounted investments 9		(256)		(470)		(464)

Net investing cash flows		(256)		(470)		(464)

Net decrease in cash and cash equivalents		(242)		(477)		(34)

1	Proceeds from insurance settlements.

2	Includes legal and advisor costs incurred.

3	Impairment expense from working capital funding provided during the period.

4	US$(56) million (2021: US$(6) million; 2020: US$37 million) change in estimate and US$(12) million (2021: US$21 million; 2020: US$(83) million) exchange translation.

5	US$747 million (2021: US$842 million; 2020: US$916 million) change in estimate and US$(84) million (2021: US$158 million; 2020: US$(457) million) exchange translation.

6
During the period the Group entered into forward exchange contracts to limit the Brazilian reais exposure on the dam failure provisions. While not applying hedge accounting, the fair value changes in the forward exchange instruments are recorded within Loss from equity accounted investments, related impairments and expenses in the Income Statement.

7	Amortisation of discounting of provision.

8	Includes tax on forward exchange derivatives and other taxes incurred during the period.

9
Includes US
$

nil (2021: US$(111) million; 2020: US$(95) million) funding provided during the period, US$(256)

million (2021: US$(351) million; 2020: US$(365) million) utilisation of the Samarco dam failure provision, and US
$

nil (2021: US$(8) million; 2020: US$(4) million) utilisation of the Samarco Germano decommissi
o
ning provision.

Equity accounted investment in Samarco
BHP Brasil’s investment in Samarco remains at US$ nil. No dividends have been received by BHP Brasil from Samarco during the period and Samarco currently does not have profits available for distribution.
Provisions related to the Samarco dam failure

		2022		2021
		US$M		US$M
At the beginning of the financial year		2,792		2,051
Movement in provisions		629		741
Comprising:
Utilised	(256)		(359)
Adjustments charged to the income statement:
Change in estimate - Samarco dam failure provision	747		842
Change in estimate - Samarco Germano dam decommissioning	(56)		(6)
Amortisation of discounting impacting net finance costs	290		85
Exchange translation	(96)		179

At the end of the financial year		3,421		2,792

Comprising:
Current		1,815		1,206
Non-current		1,606		1,586

At the end of the financial year		3,421		2,792

Comprising:
Samarco dam failure provision		3,237		2,560
Samarco Germano dam decommissioning provision		184		232

Samarco dam failure provisions and contingencies
As at 30 June 2022, BHP Brasil has identified provisions and contingent liabilities arising as a consequence of the Samarco dam failure as follows:
Provisions
Provision for Samarco dam failure
On 2 March 2016, BHP Brasil, Samarco and Vale, entered into a Framework Agreement with the Federal Government of Brazil, the states of Espírito Santo and Minas Gerais and certain other public authorities to establish a foundation (Fundação Renova) that is developing and executing environmental and socio-economic programs (Programs) to remediate and provide compensation for damage caused by the Samarco dam failure (the Framework Agreement). Key Programs include those for financial assistance and compensation of impacted persons, including fisherfolk impacted by the dam failure, and those for remediation of impacted areas and resettlement of impacted communities. A committee (Interfederative Committee) comprising representatives from the Brazilian Federal and State Governments, local municipalities, environmental agencies, impacted communities and Public Defence Office oversees the activities of the Fundação Renova in order to monitor, guide and assess the progress of actions agreed in the Framework Agreement. In addition, the 12th Federal Court is supervising the work of the Fundação Renova and the Court’s decisions, including decisions relating to the scope of individuals eligible for compensation and the amount of damages to which they are entitled, have been considered in the Samarco dam failure provision change in estimate. Any future decisions will be analysed for impacts on the provision at the time of any decision and the provision may be impacted in future reporting periods as a result of appeals and motions for clarification on certain Court decisions that remain outstanding.
The term of the Framework Agreement is 15 years, renewable for periods of one year successively until all obligations under the Framework Agreement have been performed. Under the Framework Agreement, Samarco has primary responsibility for funding Fundação Renova’s annual calendar year budget for the duration of the Framework Agreement. The funding amounts for each calendar year will be dependent on the remediation and compensation projects to be undertaken in a particular year. Annual contributions may be reviewed under the Framework Agreement. To the extent that Samarco does not meet its funding obligations, each of BHP Brasil and Vale have secondary funding obligations under the Framework Agreement in proportion to their
50 per cent shareholding in Samarco.
Samarco began to gradually recommence operations in December 2020, however, there remains significant uncertainty regarding Samarco’s long-term cash flow generation and the outcome of the Judicial Reorganisation (outlined below)
. In light of these uncertainties and based on currently available information, BHP Brasil’s provision for its obligations under the Framework Agreement Programs is US$3.2 billion before tax and after discounting at 30 June 2022 (30 June 2021: US$2.6 billion)
.
The dam failure provision at 30 June 2022 reflects only the Group’s estimate of the costs to be incurred in completing those Programs, as the Group is unable to provide a range of possible outcomes or a reliable estimate of other existing or potential future claims (refer to contingent liabilities below).
Under a Governance Agreement ratified on 8 August 2018, BHP Brasil, Samarco and Vale were to establish a process to renegotiate the Programs over two years to progress settlement of the R$155 billion (approximately US$30 billion) Federal Public Prosecution Office claim (described below). Pre-requisites established in the Governance Agreement, for re-negotiation of the Framework Agreement
,
were not implemented during the two year period and on 30 September 2020, Brazilian Federal and State prosecutors and public defenders filed a request for the immediate resumption of the R$155 billion (approximately US$30 billion) claim, which was
suspended from the date of ratification of the Governance Agreement.
Formal
 suspension
of the claim ceased
on
10 December
 2021
, however no further rulings have been made
.

BHP Brasil, Samarco, Vale and Federal and State prosecutors have been engaging in negotiations to seek a definitive and substantive settlement of the obligations under the Framework Agreement and the R$155 billion (approximately US$30 billion)
Federal Public Prosecution Office claim. The negotiations are overseen by the President of the National Council of Justice, as the Chief Justice of the Supreme Court in Brazil and are expected to continue until at least the expected end of the term of the current President on 31 August 2022. Outcomes of the negotiations are highly uncertain and, until any revisions to the Programs are agreed, Fundação Renova will continue to implement the Programs in accordance with the terms of the Framework Agreement and the Governance Agreement.
BHP Brasil, Samarco and Vale are required to maintain security of an amount equal to the Fundação Renova’s annual budget up to a limit of R$2.2 billion (approximately US$420 million). The security currently comprises R$1.3 billion (approximately US$250 million) in insurance bonds and a charge of R$800 million (approximately US$150 million) over Samarco’s assets. A further R$100 million (approximately US$20 million) in liquid assets previously maintained as security was released for COVID-19 related response efforts in Brazil.

Samarco Germano dam decommissioning
Samarco is currently progressing plans for the accelerated decommissioning of its upstream tailings dams (the Germano dam complex). Given the uncertainties surrounding Samarco’s long-term cash flow generation, BHP Brasil’s provision for a 50

per cent share of the expected Germano decommissioning costs i
s
US$184
million (30 June 2021:
U
S$232
million). The decommissioning is progressing, however further engineering work and required validation by Brazilian authorities could lead to changes to estimates in future reporting periods.
Contingent liabilities
The following matters are disclosed as contingent liabilities and given the status of these matters it is not possible to provide a range of possible outcomes or a reliable estimate of potential future exposures for BHP, unless otherwise stated. A number of the claims below have not specified the amount of damages sought and, where this is specified, amounts could change as the matter progresses. Ultimately, all the legal matters disclosed as contingent liabilities could have a material adverse impact on BHP’s business, competitive position, cash flows, prospects, liquidity and shareholder returns.
Federal Public Prosecution Office claim
BHP Brasil is among the defendants named in a claim brought by the Federal Public Prosecution Office on 3
 May 2016
, seeking R$155 billion (approximately US$30 billion) for reparation, compensation and moral damages in relation to the Samarco dam failure
.
The 12th Federal Court previously suspended the Federal Public Prosecution
Office
claim, including a R$7.7 billion (approximately US$1.5 billion) injunction request. On 30
 September 2020, Brazilian Federal and State prosecutors and public defenders filed a request for the immediate resumption of the R$155 billion (approximately US$30 billion)
claim, which was suspended since the date of ratification of the Governance Agreement. Formal suspension of the claim ceased on 10 December 2021, however no further rulings have been made.
BHP Brasil, Samarco, Vale and Federal and State prosecutors have been engaging in negotiations to seek a definitive and substantive settlement of the obligations under the Framework Agreement and the R$155 billion (approximately US$30 billion)
Federal Public Prosecution Office claim. The negotiations are overseen by the President of the National Council of Justice, as the Chief Justice of the Supreme Court in Brazil and are expected to continue until at least the expected end of the term of the current President on 31 August 2022. Outcomes of the negotiations are highly uncertain and it is therefore not possible to provide a reliable estimate of potential outcomes and there is a risk that a negotiated outcome may be materially higher than amounts currently reflected in the Samarco dam failure provision.
Australian class action complaint
BHP Group Ltd is named as a defendant in a shareholder class action filed in the Federal Court of Australia on behalf of persons who acquired shares in BHP Group Ltd on the Australian Securities Exchange or shares in BHP Group Plc on the London Stock Exchange and Johannesburg Stock Exchange in periods prior to the Samarco dam failure. The amount of damages sought is unspecified.
United Kingdom group action complaint
BHP Group Plc and BHP Group Ltd were named as defendants in group action claims for damages filed in the courts of England. These claims were filed on behalf of certain individuals, governments, businesses and communities in Brazil allegedly impacted by the Samarco dam failure. The amount of damages sought in these claims is unspecified. In August 2019, the BHP parties filed a preliminary application to strike out or stay this action on jurisdictional and other procedural grounds. That application was successful before the High Court and the action was dismissed. However, on 8 July 2022, the Court of Appeal reversed the dismissal decision and allowed the action to proceed in England. BHP Group Ltd and BHP Group (UK) Ltd (formerly BHP Group Plc) will seek permission to appeal to the Supreme Court of the United Kingdom.
Criminal charges
The Federal Prosecutors’ Office has filed criminal charges against BHP Brasil, Samarco and Vale and certain employees and former employees of BHP Brasil (Affected Individuals) in the Federal Court of Ponte Nova, Minas Gerais. On 3 March 2017, BHP Brasil filed its preliminary defences. The Federal Court terminated the charges against eight of the Affected Individuals. The Federal Prosecutors’ Office has appealed seven of those decisions with hearings of the appeals still pending. BHP Brasil rejects outright the charges against the company and the Affected Individuals and is defending itself from all charges while fully supporting each of the Affected Individuals in their defence of the charges.

Civil public action commenced by Associations concerning the use of Tanfloc for water treatment
The Vila Lenira Residents Association, State of Espírito Santo Rural Producers and Artisans Association, Colatina Velha Neighborhood Residents Association, and United for the Progress of Palmeiras Neighborhood Association have filed a lawsuit against Samarco, BHP Brasil and Vale and others, including the State of Minas Gerais, the State of Espirito Santo and the Federal Government. The plaintiffs allege that the defendants carried out a clandestine study on the citizens of the locations affected by the Fundão’s Dam Failure, using TANFLOC – a tannin-based flocculant/coagulant – that is currently used for wastewater treatment applications. The plaintiffs claim that this product allegedly put the population at risk due to its alleged experimental qualities.
The plaintiffs are seeking multiple kinds of relief – material damage, moral damages, loss of profits – and that the defendants should pay for water supply in all locations where there is no water source other than the Doce River.
On 25 July 2022, Samarco, BHP Brasil and Vale presented their defences individually, as well as the State of Minas Gerais, the State of Espírito Santo and the Federal Government. The Court’s decision is still pending.

Other claims
BHP Brasil is among the companies named as defendants in a number of legal proceedings initiated by individuals, non-governmental organisations, corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The other defendants include Vale, Samarco and Fundação Renova. The lawsuits include claims for compensation, environmental reparation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including reparation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing.
Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against BHP Brasil and possibly other BHP entities in Brazil or other jurisdictions.
BHP insurance
BHP has various third party general liability and directors and officers insurances for claims related to the Samarco dam failure made directly against BHP Brasil or other BHP entities, their directors and officers, including class actions. External insurers have been notified of the Samarco dam failure along with the third party claims and class actions referred to above. In the period since the dam failure, the Group has recognised US$573 million other income from general liability insurance proceeds relat ed
 to the dam failure. Recoveries related to general liability insurance are now considered complete.
As at 30 June 2022, an insurance receivable has not been recognised f
o
r any potential recoveries in respect of ongoing matters.

Commitments
Under the terms of the Samarco joint venture agreement, BHP Brasil does not have an existing obligation to fund Samarco.
BHP has agreed to fund a total of up to US$1,350
million for the Fundação Renova programs and Samarco’s working capital during calendar year 2022
. Samarco’s cash flow generation in the period was sufficient to fund its working capital and the Fundação Renova programs, as such no funding was provided by the Group in the six months to 30
June 2022
. Any additional requests for funding or future investment provided would be subject to a future decision by BHP, accounted for at that time.

Samarco judicial reorganisation
Samarco filed for Judicial Reorganisation (JR) in April 2021
, with the Commercial Courts of Belo Horizonte, State of Minas Gerais, Brazil (JR Court), after multiple enforcement actions taken by certain financial creditors of Samarco which threatened Samarco’s operations. The JR Court granted a stay of the enforcement actions in Brazil until 15
October 2022
.
The JR is an insolvency proceeding that provides a means for Samarco to seek to restructure its financial debts and establish a sustainable financial position that allows Samarco to, among other things, continue to rebuild its operations and strengthen its ability to meet its Fundação Renova funding obligations. Samarco’s operations have continued during the JR proceeding.
According to the list of creditors filed with the JR Court by the Judicial Administrators (who are in charge of a first review of the list of creditors filed by Samarco), Fundação Renova’s funding obligations undertaken by Samarco are not subject to the JR, although some financial creditors of Samarco have objected to this position. Some such creditors filed challenges to the list of creditors filed by the Judicial Administrators, in order to, among other things, prevent Samarco from funding Fundação Renova. In December 2021
, the 12
th Federal Court granted BHP Brasil’s request that Samarco be able to fund Fundação Renova obligations, overturning a temporary injunction against such funding previously granted by the State Court in October 2021
. BHP Brasil also obtained a preliminary injunction from the Superior Court supporting the jurisdiction of the 12 th Federal Court, and not the State Court, in this matter. An appeal against this ruling by certain financial creditors is still to be ruled upon. Samarco has, with the support of BHP Brasil and Vale, continued to meet its Fundação Renova funding obligations.
In April 2022
, Samarco presented a restructure proposal for voting at a meeting of its creditors under the JR proceeding, which was rejected by certain of the Samarco financial creditors. Certain Samarco creditors, including a group of financial creditors and Samarco’s employee unions then proposed alternative restructure proposals. Samarco, BHP Brasil and Vale subsequently each filed objections with the JR Court to both the voting process regarding the rejection of the Samarco proposal and the restructure proposal filed by a group of financial creditors. These legal disputes, and others in the JR process, have yet to be ruled on by the JR Court.
It is expected that there will be continuing litigation from creditors against Samarco and its shareholders over the course of the JR proceeding, including with respect to the treatment of Samarco’s Fundação Renova-related obligations and attempts to pierce Samarco’s corporate veil to hold BHP Brasil and Vale liable for Samarco’s debts. The duration and outcome of the JR remains uncertain with the potential for protracted litigation and appeals because, among other things, the Samarco JR is occurring under new and untested Brazilian bankruptcy legislation.
While the JR is not expected to affect Samarco’s obligation or commitment to make full redress for the 2015
Fundão dam failure, and is not expected to impact Fundação Renova’s ability to undertake that remediation and compensation, it is not possible to determine the outcomes of the JR or reliably estimate any impact that the reorganisation may have for BHP Brasil, including its share of the Samarco dam failure provisions.
The following section includes disclosure required by IFRS of Samarco’s provisions, contingencies and other matters arising from the dam failure for matters in addition to the above-mentioned claims to which Samarco is a party.

Samarco

Dam failure related provisions and contingencies

In addition to its obligations under the Framework Agreement as at 30 June 2022, Samarco has recognised provisions of US$0.3 billion (30 June 2021: US$0.2 billion), based on currently available information. The magnitude, scope and timing of these additional costs are subject to a high degree of uncertainty and Samarco has indicated that it anticipates that it will incur future costs beyond those provided. These uncertainties are likely to continue for a significant period and changes to key assumptions could result in a material change to the amount of the provision in future reporting periods. Any such unrecognised obligations are therefore contingent liabilities and, at present, it is not practicable to estimate their magnitude or possible timing of payment. Accordingly, it is also not possible to provide a range of possible outcomes or a reliable estimate of total potential future exposures at this time.

Samarco is also named as a defendant in a number of other legal proceedings initiated by individuals, non-governmental organisations, corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The lawsuits include claims for compensation, environmental rehabilitation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including rehabilitation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing. Given the status of proceedings it is not possible to provide a range of possible outcomes or a reliable estimate of total potential future exposures to Samarco.

Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against Samarco.

Samarco insurance

Samarco has standalone insurance policies in place with Brazilian and global insurers. Insurers’ loss adjusters or claims representatives continue to investigate and assist with the claims process for matters not yet settled. As at 30 June 2022, an insurance receivable has not been recognised by Samarco in respect of ongoing matters.

Samarco commitments

At 30 June 2022, Samarco has commitments of US$0.7 billion (30 June 2021: US$0.7 billion). Following the dam failure Samarco invoked force majeure clauses in a number of long-term contracts with suppliers and service providers to suspend contractual obligations.

Samarco non-dam failure related contingent liabilities

The following non-dam failure related contingent liabilities pre-date and are unrelated to the Samarco dam failure. Samarco is currently contesting both of these matters in the Brazilian courts. Given the status of these tax matters, the timing of resolution and potential economic outflow for Samarco is uncertain.

Brazilian Social Contribution Levy

Samarco has received tax assessments for the alleged non-payment of Brazilian Social Contribution Levy for the calendar years 2007-2014 totalling approximately R$6.2 billion (approximately US$1.2 billion).

Brazilian corporate income tax rate

Samarco has received tax assessments for alleged incorrect calculation of Corporate Income Tax (IRPJ) in respect of the 2000-2003 and 2007-2014 income years totalling approximately R$4.8 billion (approximately US$0.9 billion).

Provision for dividends and other liabilities [member]
Statement [Line Items]
Provisions
19    Provisions for dividends and other liabilities
The disclosure below excludes closure and rehabilitation provisions (refer to note 15 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 26 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and provisions related to the Samarco dam failure (refer to note 4 ‘Significant events – Samarco dam failure’).

	2022	2021
	US$M	US$M
Movement in provision for dividends and other liabilities
At the beginning of the financial year	581	1,240
Dividends determined	17,720	7,894
Charge/(credit) for the year:
Underlying	493	260
Discounting	1	2
Exchange variations	122	20
Released during the year	(48)	(43)
Utilisation	(96)	(267)
Dividends paid	(17,851)	(7,901)
Divestment and demerger of subsidiaries and operations	(146)	–
Transfers and other movements	(102)	(624)

At the end of the financial year	674	581

Comprising:
Current	356	293
Non-current	318	288